Expenses by nature	12 Months Ended
Dec. 31, 2023
Expenses by nature
Expenses by nature

18. Expenses by nature

Expenses incurred for the years ended December 31, 2023, 2022 and 2021 are as follows:

Year ended December 31	2023	2022	2021
Personnel expenses
Salaries, fees and short-term benefits	$4,170	$4,969	$4,513
Share‑based payments	288	47	135
	4,458	5,016	4,648
Amortization	2,170	2,057	3,132
Research and development	2,101	2,278	1,547
Manufacturing	261	163	249
Inventory material costs	7,051	6,211	5,790
Write-down of inventory	277	38	1,339
Medical affairs	27	117	58
Administration	554	1,375	1,395
Selling and logistics	4,961	3,931	5,114
Professional fees	688	686	565
	$22,548	$21,872	$23,837